INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 316,473	$ 213,932
Amortization of financing costs
Disclosure of detailed information about borrowings [line items]
Interest expense	16,977	13,367
Amortization of debt discounts
Disclosure of detailed information about borrowings [line items]
Interest expense	6,262	4,749
Interest on Due to Affiliate
Disclosure of detailed information about borrowings [line items]
Interest expense	16,981	17,022
Interest on lease obligation
Disclosure of detailed information about borrowings [line items]
Interest expense	1,242	1,168
Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	260,425	170,316
Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	881	531
Interest costs capitalised	1,525	445
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	13,705	6,779
Term loan | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	15,622	6,729
Securitization debt 2017-2 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	11,421	13,080
Warehouse credit facility 2022 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	2,383	226
Securitization debt 2018-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	11,810	12,252
Securitization debt 2020-2 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	8,228	8,478
Securitization debt 2023-2 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	51	0
SFR JV-1 securitization debt 2019-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	10,417	10,439
SFR JV-1 securitization debt 2020-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	13,534	13,540
SFR JV-1 securitization debt 2021-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	17,660	17,659
SFR JV-2 subscription facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	11,985	15,517
SFR JV-2 warehouse credit facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	24,525	20,221
SFR JV-2 term loan | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	29,665	4,929
SFR JV-2 securitization debt 2022-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	23,008	16,868
SFR JV-2 securitization debt 2022-2 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	19,105	9,284
SFR JV-2 securitization debt 2023-1 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	10,467	0
SFR JV-2 delayed draw term loan | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	10,882	3,431
SFR JV-HD subscription facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	2,299	4,498
SFR JV-HD warehouse credit facility | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	22,527	13,165
JV-HD term loan A | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	7,418	0
JV-HD term loan B | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	7,418	0
The Shops of Summerhill mortgage | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	881	531
Corporate office mortgages | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	472	460
Corporate credit facility | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest expense	$ 13,233	$ 6,319